Note 9 - Income Taxes (Details Textual) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Income Tax Expense (Benefit)	$ 0	$ 0	$ (1,000)
Deferred Tax Liabilities, Net	0	0
Income Tax Examination, Penalties and Interest Expense	$ 0	$ 0